Share Capital - Summary of Options Outstanding (Details)	12 Months Ended
	Apr. 30, 2021 shares $ / shares	Apr. 30, 2020 shares	Apr. 30, 2019 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares	$ 7.88
Remaining life (year)	3 years 21 days
Options outstanding	1,450,900	1,063,000	1,060,667
Unvested	481,084
Vested	969,816
Option Expiry Date December 20, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	December 20, 2021
Exercise price | $ / shares	$ 1.50
Remaining life (year)	7 months 20 days
Options outstanding	46,000
Vested	46,000
Option Expiry Date September 18, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	September 18, 2022
Exercise price | $ / shares	$ 5.05
Remaining life (year)	1 year 4 months 20 days
Options outstanding	142,900
Vested	142,900
Option Expiry Date January 3, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	January 3, 2023
Exercise price | $ / shares	$ 3.25
Remaining life (year)	1 year 8 months 4 days
Options outstanding	50,000
Vested	50,000
Option Expiry Date February 7, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	February 7, 2023
Exercise price | $ / shares	$ 2.35
Remaining life (year)	1 year 9 months 10 days
Options outstanding	140,000
Vested	140,000
Option Expiry Date April 3, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	April 3, 2023
Exercise price | $ / shares	$ 5.05
Remaining life (year)	1 year 11 months 4 days
Options outstanding	8,000
Unvested	3,667
Vested	4,333
Option Expiry Date August 13, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	August 13, 2023
Exercise price | $ / shares	$ 7.50
Remaining life (year)	2 years 3 months 14 days
Options outstanding	50,000
Unvested	25,000
Vested	25,000
Option Expiry Date September 24, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	September 24, 2023
Exercise price | $ / shares	$ 4.75
Remaining life (year)	2 years 4 months 24 days
Options outstanding	19,000
Vested	19,000
Option Expiry Date November 7, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	November 7, 2023
Exercise price | $ / shares	$ 4.10
Remaining life (year)	2 years 6 months 7 days
Options outstanding	20,000
Vested	20,000
Option Expiry Date December 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	December 31, 2023
Exercise price | $ / shares	$ 5.00
Remaining life (year)	2 years 8 months 1 day
Options outstanding	250,000
Vested	250,000
Option Expiry Date January 11, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	January 11, 2024
Exercise price | $ / shares	$ 5.00
Remaining life (year)	2 years 8 months 12 days
Options outstanding	63,000
Vested	63,000
Option Expiry Date April 1, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	April 1, 2024
Exercise price | $ / shares	$ 3.85
Remaining life (year)	2 years 11 months 1 day
Options outstanding	50,000
Unvested	16,667
Vested	33,333
Option Expiry Date October 1, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	October 1, 2024
Exercise price | $ / shares	$ 2.38
Remaining life (year)	3 years 5 months 1 day
Options outstanding	50,000
Vested	50,000
Option Expiry Date October 3, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	October 3, 2024
Exercise price | $ / shares	$ 2.50
Remaining life (year)	3 years 5 months 4 days
Options outstanding	30,000
Vested	30,000
Option Expiry Date September 1, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	September 1, 2025
Exercise price | $ / shares	$ 8.50
Remaining life (year)	4 years 4 months 2 days
Options outstanding	270,000
Unvested	180,000
Vested	90,000
Option Expiry Date January 6, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	January 6, 2026
Exercise price | $ / shares	$ 20.30
Remaining life (year)	4 years 8 months 8 days
Options outstanding	262,000
Unvested	255,750
Vested	6,250